Significant Accounting Policies (Details)	Dec. 31, 2014 USD ($)
Long-term portion
New Accounting Pronouncement Early Adoption [Line Items]
Effect of change in accounting principle on long-term debt	$ 3,638,418
Current portion
New Accounting Pronouncement Early Adoption [Line Items]
Effect of change in accounting principle on long-term debt	$ 722,533